Guinness Atkinson Funds

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

December 22, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Guinness Atkinson Funds

File Nos. 33-75340 and 811-08360 on behalf of Guinness Atkinson US Dividend Builder ETF, and Guinness Atkinson International Dividend Builder ETF (collectively, the “Guinness Atkinson Funds”), each a series of the Trust

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Guinness Atkinson Funds (the “Trust”) does not differ from that contained in Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on December 17, 2025.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon on behalf of
Guinness Atkinson Funds